JPMorgan SmartRetirement 2065 Fund Expense Example - A C I Shares [Member] - JPMorgan SmartRetirement 2065 Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 531
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	1,727
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	911
Expense Example, with Redemption, 10 Years	1,858
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	$ 1,073